Quarterly Results of Operations and Selected Cash Flow Data (Unaudited) - Schedule of Error Corrections and Prior Period Adjustments Effect on Statements of Comprehensive Income (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interim Reporting [Line Items]
Net interest income	$ 121,751	$ 109,273	$ 460,111	$ 390,244	$ 381,750
Non-interest income	47,112	43,761	173,628	168,958	175,997
Non-interest expense	120,360	127,309	474,479	473,085	432,185
Income tax expense	11,897	4,750	34,750	15,869	28,496
Net income	30,892	16,227	105,450	65,103	76,395
Earnings per share - Basic	$ 0.93	$ 0.53	$ 3.32	$ 2.20	$ 2.59
Earnings per share - Diluted	$ 0.92	$ 0.53	$ 3.30	$ 2.20	$ 2.59
As Previously Reported [Member]
Interim Reporting [Line Items]
Net interest income	121,041	108,979
Non-interest income	45,663	47,963
Non-interest expense	120,060	127,375
Income tax expense	11,186	6,271
Net income	29,744	18,548
Earnings per share - Basic	$ 0.89	$ 0.60
Earnings per share - Diluted	$ 0.89	$ 0.60
Error Correction Adjustment [Member]
Interim Reporting [Line Items]
Non-interest income	1,487	(4,189)
Non-interest expense	170	(170)
Income tax expense	521	(1,656)
Net income	796	(2,363)
Earnings per share - Basic	$ 0.03	$ (0.07)
Earnings per share - Diluted	$ 0.02	$ (0.07)
Purchase Accounting Adjustments [Member]
Interim Reporting [Line Items]
Net interest income	710	294
Non-interest income	(38)	(13)
Non-interest expense	130	104
Income tax expense	190	135
Net income	$ 352	$ 42
Earnings per share - Basic	$ 0.01
Earnings per share - Diluted	$ 0.01